Merger - Schedule of Reconciliation of Elements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash—BCAC's trust (net of redemption)	$ 4,435
Cash—Private offering	14,520
Less: BCAC's Extension and Working Capital Notes repayment in 2022	(861)
Proceeds from Merger and private offering for the year ended December 31, 2022	18,094	$ 0
Less: transaction costs paid	(9,200)	$ (11,000)
Legacy Apexigen [Member]
Business Acquisition [Line Items]
Less: BCAC's Extension and Working Capital Notes repayment in 2022	900
Less: transaction costs paid	(9,221)
Net proceeds from merger and private offering for the year ended December 31, 2022	8,873
Less: transaction costs paid in 2021	(11)
Plus: net assets of BCAC	(394)
Merger and private offering for the years ended December 31, 2022	$ 8,468